UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc. (formerly known as Strategic Partners Equity Fund)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Blend Fund

Schedule of Investments as of March 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Aerospace & Defense 1.1%
316,500	Lockheed Martin Corp.	$19,325,490

Air Freight & Logistics 1.6%
378,400	United Parcel Service, Inc. (Class B)	27,524,816

Beverages 1.2%
366,186	PepsiCo, Inc.	19,418,844

Biotechnology 3.2%
444,200	Amgen, Inc.(a)	25,856,882
341,700	Genentech, Inc.(a)	19,343,637
255,799	Gilead Sciences, Inc.(a)	9,157,604

		54,358,123

Capital Markets 4.6%
411,000	Bank of New York Co., Inc.	11,939,550
2,214,900	Charles Schwab Corp.	23,278,599
170,200	Goldman Sachs Group, Inc.(b)	18,720,298
432,200	Merrill Lynch & Co., Inc.	24,462,520

		78,400,967

Chemicals 1.3%
442,700	E.I. du Pont de Nemours & Co.	22,683,948

Commercial Services & Supplies 1.3%
552,500	Paychex, Inc.	18,133,050
107,800	Waste Management, Inc.	3,110,030

		21,243,080

Communications Equipment 2.3%
1,059,300	Cisco Systems, Inc.(a)(b)	18,950,877
563,100	QUALCOMM, Inc.	20,637,615

		39,588,492

Computers & Peripherals 1.3%
234,600	IBM Corp.	21,437,748

Consumer Finance 1.9%
625,800	American Express Co.	32,147,346

Diversified Financial Services 3.7%
945,492	JP Morgan Chase & Co.	32,714,023
799,800	PHH Corp.(a)	17,491,626

Jennison Blend Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value

301,903	Principal Financial Group, Inc.(b)	11,620,247

		61,825,896

Diversified Telecommunication Services 1.2%
795,300	MCI, Inc.	19,818,876

Electric Utilities 2.5%
537,600	Exelon Corp.	24,670,464
5,929	FPL Group, Inc.	238,049
229,500	TXU Corp.	18,275,085

		43,183,598

Electronic Equipment & Instruments 1.3%
954,900	Agilent Technologies, Inc.(a)(b)	21,198,780

Energy Equipment & Services 6.6%
737,800	BJ Services Co.	38,277,064
261,000	ENSCO International, Inc.	9,829,260
560,600	GlobalSantaFe Corp.	20,764,624
317,300	Schlumberger Ltd.	22,363,304
350,100	Weatherford International Ltd.(a)	20,284,794

		111,519,046

Food Products 1.6%
651,303	Cadbury Schweppes PLC	26,508,032

Food & Staples Retailing 2.8%
1,470,500	The Kroger Co.(a)	23,572,115
237,300	Whole Foods Market, Inc.(b)	24,235,449

		47,807,564

Healthcare Equipment & Supplies 0.8%
390,700	St. Jude Medical, Inc.(a)	14,065,200

Healthcare Providers & Services 2.5%
587,200	Caremark Rx, Inc.(a)	23,358,816
157,500	WellPoint, Inc.(a)	19,742,625

		43,101,441

Hotels Restaurants & Leisure 0.5%
168,400	Starbucks Corp.(a)(b)	8,699,544

Household Products 0.6%
189,539	Procter & Gamble Co.	10,045,567

Jennison Blend Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Industrial Conglomerates 5.1%
1,576,200	General Electric Co.	56,837,772
884,800	Tyco International Ltd. (Bermuda)	29,906,240

		86,744,012

Insurance 3.6%
569,600	American International Group, Inc.	31,561,536
408,800	Loews Corp.	30,063,152

		61,624,688

Internet & Catalog Retail 1.6%
715,000	eBay, Inc.(a)(b)	26,640,900

Internet Software & Services 3.0%
143,400	Google, Inc.(a)(b)	25,885,134
751,700	Yahoo!, Inc.(a)(b)	25,482,630

		51,367,764

Media 1.5%
350,700	Univision Communications, Inc. (Class A)(a)(b)	9,710,883
468,500	Viacom, Inc. (Class B)	16,317,855

		26,028,738

Metals & Mining 7.3%
1,010,000	Alumina Ltd. ADR (Australia)(b)	18,584,000
1,483,400	Companhia Vale do Rio Doce ADR (Brazil)(b)	46,890,274
978,600	Freeport-McMoRan Copper & Gold, Inc. (Class B)	38,762,346
475,000	Newmont Mining Corp.(b)	20,068,750

		124,305,370

Multi-line Retail 2.4%
228,600	Federated Department Stores, Inc.	14,548,104
504,200	Target Corp.	25,220,084

		39,768,188

Office Electronics 1.2%
1,300,500	Xerox Corp.(a)	19,702,575

Oil & Gas 9.7%
492,750	Apache Corp.	30,171,083
217,700	Kerr-McGee Corp.	17,052,441
491,000	Nexen, Inc. (Canada)	26,970,630
1,270,200	Suncor Energy, Inc.	51,167,104
332,100	Total SA ADR (France)(b)	38,932,083

Jennison Blend Fund

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
3,010	XTO Energy, Inc.	98,859

		164,392,200

Pharmaceuticals 5.5%
113,900	Allergan, Inc.(b)	7,912,633
588,200	Eli Lilly & Co.	30,645,220
614,800	Novartis AG ADR (Switzerland)(b)	28,760,344
489,300	Roche Holdings AG ADR (Switzerland)	26,314,407

		93,632,604

Semiconductors & Semiconductor Equipment 3.1%
523,300	Applied Materials, Inc.(a)(b)	8,503,625
1,104,700	Intel Corp.	25,662,181
483,400	Marvell Technology Group Ltd. (Bermuda)(a)	18,533,556

		52,699,362

Software 7.8%
293,700	Adobe Systems, Inc.	19,727,829
415,300	Electronic Arts, Inc.(a)(b)	21,504,234
410,400	Mercury Interactive Corp.(a)(b)	19,444,752
1,754,000	Microsoft Corp.	42,394,180
261,200	NAVTEQ(a)	11,323,020
441,300	SAP AG ADR (Germany)(b)	17,687,304

		132,081,319

Specialty Retail 0.9%
433,100	Bed Bath & Beyond, Inc.(a)	15,825,474

Tobacco 1.5%
399,700	Altria Group, Inc.	26,136,383

Wireless Telecommunication Services 1.6%
909,900	Nextel Communications, Inc. (Class A)(a)(b)	25,859,358

	Total long-term investments (cost $1,491,229,134)	1,690,711,333

SHORT-TERM INVESTMENTS 11.2%
Mutual Fund
190,040,279	Dryden Core Investment Fund-Taxable Money Market(c) (cost $190,040,279)	190,040,279

	Total Investments 110.9% (cost $1,681,269,413(d))	1,880,751,612
	Liabilities in excess of other assets ( 10.9%)	(184,895,228)

	Net Assets 100%	$1,695,856,384

1909 Jennison Blend Fund, Inc.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $171,953,502; cash collateral of $176,781,226 (included in liabilities) was received with which the portfolio purchased highly liquid short term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,695,799,225	$211,289,062	$26,336,675	$184,952,387

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

ADR-American Depositary Receipt.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.